PROPERTY AND EQUIPMENT	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Buildings	6,500	-	-
Leasehold improvement	165,917	145,720	19,964
Furniture and office equipment	17,944	2,182	299
Electronic equipment	15,633	9,893	1,355
Vehicles	3,072	2,696	369
Less: accumulated depreciation	(30,345)	(13,188)	(1,807)
Property and equipment, net	178,721	147,303	20,180
Less: net carrying amount of the discontinued operations	(17,974)	-	-
Net carrying amount of the continued operations	160,747	147,303	20,180

Depreciation of property and equipment was RMB13,777 and RMB8,842 for the years ended December 31, 2023 and 2024, respectively.

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As at December 31
	2022	2023
	RMB	RMB	USD
Buildings	-	6,500	917
Leasehold improvement	24,555	165,917	23,369
Furniture and office equipment	7,817	17,944	2,527
Electronic equipment	13,404	15,633	2,202
Vehicles	2,887	3,072	432
Less: accumulated depreciation	(18,518)	(30,345)	(4,274)
Property and equipment, net	30,145	178,721	25,173
Less: net carrying amount of the discontinued operations	(20,205)	(17,974)	(2,532)
Net carrying amount of the continued operations	9,940	160,747	22,641

Depreciation of property and equipment was RMB5,854 and RMB13,777 for the years ended at December 31, 2022 and 2023 respectively.